Commitments and contingencies (Details Narrative) - USD ($)			12 Months Ended
	Jan. 17, 2024	Dec. 22, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Payments for Legal Settlements			$ 1,404,000
Deposit Liabilities, Accrued Interest			375,000
Litigation Settlement, Amount Awarded to Other Party	$ 255,000	$ 552,000
Debt Instrument, Periodic Payment, Principal	125,000	300,000
Debt Instrument, Periodic Payment, Interest	$ 130,000	$ 252,000
Stock Issued			120,000		$ 294,000
Mr Chan [Member]
Related Party Transaction [Line Items]
Stock Issued			$ 240,000